Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivable From Issuance of Shares [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2013	$ 585,007	$ 11,829	$ 57,608,336	$ (121,801)	$ (956,273)	$ (55,957,084)
Beginning Balance shares at Dec. 31, 2013		11,828,975
Net loss	(9,849,964)					(9,849,964)
Foreign currency translation adjustment	113,176				113,176
Beneficial conversion feature	2,236,583		2,236,583
Series C share conversion	4,380,906	$ 5,009	4,254,096	$ 121,801
Series C Shares Conversion, shares		5,008,870
Issuance of series C cash shares net $100,820 in offering costs	7,342,076	$ 5,662	7,336,414
Issuance of series C cash shares net $100,820 in offering costs,shares		5,662,167
Issuance of Common Stock net $1,595,832 and $2,568,565 in offering costs for December 31, 2015 and 2014	11,963,188	$ 6,780	11,956,408
Issuance of Common stock, shares		6,779,510
Stock based compensation expense	571,382		571,382
Issuance of warrants	$ 664,064		664,064
Options exercised,shares	0
Ending Balance at Dec. 31, 2014	$ 18,006,418	$ 29,280	84,627,283		(843,097)	(65,807,048)
Ending Balance shares at Dec. 31, 2014		29,279,522
Net loss	(14,058,641)					(14,058,641)
Foreign currency translation adjustment	(429,477)				(429,477)
Issuance of Common Stock net $1,595,832 and $2,568,565 in offering costs for December 31, 2015 and 2014	25,763,960	$ 10,303	25,753,657
Issuance of Common stock, shares		10,302,736
Stock based compensation expense	1,164,633		1,164,633
Issuance of restricted shares	446,400	$ 150	446,250
Issuance of restricted shares,shares		150,000
Issuance of consulting shares	225,000	$ 95	224,905
Issuance of consulting shares,shares		95,765
Options exercised	$ 10,000	$ 5	9,995
Options exercised,shares	5,000	5,000
Ending Balance at Dec. 31, 2015	$ 31,128,293	$ 39,833	$ 112,226,723		$ (1,272,574)	$ (79,865,689)
Ending Balance shares at Dec. 31, 2015		39,833,023